Thrivent AdvisorFlex Variable AnnuityTM
Thrivent Variable Annuity Account I

Updating Summary Prospectus April 30, 2022
This Updating Summary Prospectus summarizes key features of the Thrivent AdvisorFlex Variable Annuity Contract (the “Contract”) offered by Thrivent Financial for Lutherans (“Thrivent,” “we,” “us” or “our”), a fraternal benefit society organized under Wisconsin law.
The full Prospectus, which contains more information about the features, benefits and risks of the Contract is available online at dfinview.com/Thrivent/AdvisorFlex. You can also request paper copies at no cost by calling 1-800-847-4836, or by sending an email request to mail@thrivent.com.
If you elect to have the investment advisor fee deducted from the Contract, this deduction may reduce the death benefit or the optional death benefit (if elected) and may be subject to federal and state income taxes and a 10% federal tax penalty. Pursuant to guidance provided by the Internal Revenue Service in a series of Private Letter Rulings, we will only permit the automatic deduction of investment advisor fees from the Contract to be directly paid to the registered investment advisor, if certain requirements are met.  If the requirements are met through you completing our form in good order, we will not treat the deduction of fees as taxable distributions.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved this contract or passed upon the adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.

Updated Information About Your Contract
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the prospectus dated July 1, 2020. This may not reflect all of the changes that have occurred since you entered into your Contract.
Content	Description of Changes
Important Information You Should Consider About the Contract	The range of Investment Options fees and expenses and the examples have been updated.
Appendix: Portfolios Available Under the Contract	The information has been udpated.

Important Information You Should Consider About the Contract
FEES AND EXPENSES				Location in Statutory Prospectus
Charges for Early Withdrawals	If you withdraw money from the Contract within 3 years of your last premium payment, you may be assessed a Surrender Charge. The maximum Surrender Charge is 2% during the first year after a premium payment and is 1% in years two and three. If you make an early withdrawal, you could pay a Surrender Charge of up to $2,000 on a $100,000 investment.			Charges-Surrender Charge
Transaction Charges	In addition to Surrender Charges, there may also be charges for other transactions.
You may make 24 free transfers in each Contract Year. On subsequent transfers (other than the dollar cost averaging and asset rebalancing programs), you will incur a $25 transfer charge.
	You will also pay a charge if you request a wire transfer of funds from your Contract to another financial institution. That financial institution may also charge a fee to receive a wire. You will also pay a charge if you request to have a check sent to you using an overnight mail service.			Charges
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisor fees paid from the Contract or from other assets of the Contract Owner. If the investment advisor fees were reflected, the fees and expenses would be higher.			Charges
	Annual Fee	Minimum	Maximum
	Base Contract (as a percentage of the Accumulated Value in each Subaccount)	0%	0.50%
	Investment Options (Portfolio fees and expenses as a percentage of daily net assets) Expenses may be higher or lower in future years. More detail is contained in the prospectus for each Portfolio	0.13%	1.42%
	Fund Facilitation Fees	Minimum	Maximum
	These fees may be charged to make certain external Portfolios available as investment options under the Contract (as a percentage of daily net assets in the specified Portfolios)	0%	0.40%
	Optional benefit available for an additional charge (if elected)	Minimum	Maximum
	Maximum Anniversary Death Benefit (MADB) Rider Charge (as a percentage of the MADB value)	0%	0.40%
	Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract , the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract , which could add Surrender Charges that substantially increase costs.

	Lowest Annual Cost: $644	Highest Annual Cost: $1,999
	Assumes:	Assumes:
	Investment of $100,000	Investment of $100,000
	5% annual appreciation	5% annual appreciation
	Least expensive Portfolio fees and expenses including a 0.10% fund facilitation fee.	Most expensive combination of optional benefits and Portfolio fees and expenses.
	No optional benefits	Maximum Anniversary Death Benefit (MADB) Rider 0.20%
	No sales charges or investment advisor fees. Investment advisor fees are in addition to the Contract charges illustrated here.	No sales charges or investment advisor fees. Investment advisor fees are in addition to the Contract charges illustrated here.
	No additional premium payments, transfers or withdrawals	No additional premium payments, transfers or withdrawals
RISKS			Location in Statutory Prospectus
Risk of Loss	You can lose money investing in the Contract.		Principal Risks of Investing in the Contract
Not a Short-Term Investment	Not a short-term investment. Not appropriate for you if you need ready access to cash. Each premium payment has a separate 3-year Surrender Charge that may decrease the surrender value.		Principal Risks of Investing in the Contract
Risk Associated with Investment Options	An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Contract. Each investment option (including the Fixed Account) will have its own unique risks, and you should review these investment options before making an investment decision.		Principal Risks of Investing in the Contract
Insurance Company Risks	Any obligations, guarantees or benefits are subject to the claims-paying ability of Thrivent. More information about Thrivent, including its financial strength ratings are available upon request by calling (800) 847-4836 or by sending an email to mail@thrivent.com.		Principal Risks of Investing in the Contract
RESTRICTIONS			Location in Statutory Prospectus
Investments	The amount transferred from the Fixed Account in any Contract Year may not exceed the greater of $10,000 or 50% of the Accumulated Value in the Fixed Account, excluding any Accumulated Value in the DCA Fixed Account, at the time the first transfer is made in that Contract Year.
	We reserve the right to add, delete, combine or substitute investment options.		Purchases and Contract Value – Fixed Account
Optional Benefit	You may only select the Maximum Anniversary Death Benefit (MADB) Rider at the time of Contract application for an additional charge.
The MADB is decreased by the same proportion as the Accumulated Value was decreased by a partial surrender. This may reduce the rider value by an amount greater than the value withdrawn or could terminate the benefit.
	If you elect to pay the investment advisor fee from the Accumulated Value of the Contract, this deduction will reduce the value of the death benefit and optional death benefit (if elected), and may be subject to federal and state income taxes and a 10% federal penalty tax. See Charges – Investment Advisor Fees in the full Prospectus for additional information.		Benefits Available Under the Contract

TAXES		Location in Statutory Prospectus
Tax Implications	You should consult with a tax professional to determine the tax implications of an investment in and withdrawals or benefits received under the Contract. There is no additional tax benefit if the Contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to a 10% federal tax penalty, if under age 59 1⁄2 and no exception applies.	Taxes
CONFLICTS OF INTEREST		Location in Statutory Prospectus
Investment Professional Compensation	Financial advisors receive compensation for selling the Contracts. The financial advisor will charge you an investment advisor fee or similar fee under an agreement you have with that financial advisor. Financial advisors may have a financial incentive to offer or recommend the Contract over another investment.	Distribution of the Contracts
Exchanges	Financial advisors may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new Contract rather than continue to own the existing contract.	Taxes-Exchanges of Annuity Contracts

Special Terms
Accumulated Value	The sum of the accumulated values for your Contract in Subaccounts and the Fixed Account.
Age	The Annuitant’s Issue Age increased by one on each Contract Anniversary.
Annuity Date	A date when annuity income payments begin.
Contract	The flexible premium deferred variable annuity contract offered by Thrivent Financial and described in this Prospectus.
Contract Year	The period from one Contract Anniversary to the next. The first Contract Year will be the period beginning on the Date of Issue and ending on the first Contract Anniversary.
Fixed Account	An investment allocation option that credits an interest rate. The Fixed Account is part of our General Account. The Fixed Account is not a Subaccount. For the current interest rate, please call our Service Center at 1-800-847-4836.
Owner, you, your, yours	The owner of this contract.
Portfolio	A mutual fund in which a Subaccount invests. Each Subaccount invests exclusively in the shares of a corresponding Portfolio.
Qualified Plan	A retirement plan that receives favorable tax treatment under Section 408, 408A or similar provisions of the Internal Revenue Code.
Service Center	Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin 54919-0001, telephone, 1-800-847-4836, or such other office as we may specify in a notice to the Contract Owner.
Surrender Charge	A charge that applies to withdrawals that have not met the waiting period. Each Premium Payment has its own 3-year Surrender Charge period.

Appendix : Portfolios Available Under the Contract
The following is a list of Portfolios that correspond to the Subaccounts available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/Thrivent/AdvisorFlex. You can also request this information in paper at no cost by calling (800) 847-4836 or by sending an email request to mail@thrivent.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses (including fund facilitation fees) that your Contract may charge. The current fund facilitation fee and current expenses plus the fund facilitation fee are shown in separate columns. Performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance. Current performance information is available by calling (800) 847-4836, or available online at https://service.thrivent.com/apps/investments/vasubaccounts/VAPDailyAndPerformance.jsp
INVESTMENT TYPE	PORTFOLIO COMPANY AND ADVISER/SUBADVISER	CURRENT EXPENSES	CURRENT FUND FACILITATION FEE[1]	CURRENT EXPENSES PLUS FUND FACILITATION FEE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
					1 YEAR	5 YEAR	10 YEAR
Allocation – 30% to 50% Equity	Thrivent Balanced Income Plus Portfolio	0.64%	N/A	0.64%	12.44%	8.83%	8.66%
Allocation – 15% to 30% Equity	Thrivent Diversified Income Plus Portfolio	0.48%	N/A	0.48%	6.87%	6.79%	7.04%
Corporate Bond	MFS® Variable Insurance Trust II Corporate Bond Portfolio Initial Class	0.63% [2]	0.10%	0.73%	-1.40%	5.22%	4.84%
	Thrivent Income Portfolio	0.43%	N/A	0.43%	-0.46%	5.57%	5.04%
Diversified Emerging Markets	Fidelity® VIP Emerging Markets Portfolio Initial Class	0.91%	0.20%	1.11%	-2.17%	14.98%	8.44%
	Thrivent Partner Emerging Markets Equity Portfolio (Subadvisor: Aberdeen Asset Managers Limited)	1.20% [2]	N/A	1.20%	-4.73%	9.61%	5.69%
Emerging Markets Bond	PIMCO VIT Emerging Markets Bond Portfolio – Institutional Class	0.87%	0.35%	1.22%	-2.42%	4.70%	N/A [3]
Foreign Large Blend	John Hancock International Equity Index Trust Portfolio Series 1	0.39% [2]	0.10%	0.49%	7.59%	9.58%	7.16%
	Principal Diversified International Portfolio	0.90%	0.35%	1.25%	9.75%	10.73%	8.49%
	Thrivent International Allocation Portfolio (Subadvisor for international small-cap equity assets: Goldman Sachs Asset Management, L.P.)	0.72%	N/A	0.72%	14.46%	8.48%	7.24%
	Thrivent International Index Portfolio	0.45%	N/A	0.45%	10.86%	N/A [4]	N/A [4]

INVESTMENT TYPE	PORTFOLIO COMPANY AND ADVISER/SUBADVISER	CURRENT EXPENSES	CURRENT FUND FACILITATION FEE[1]	CURRENT EXPENSES PLUS FUND FACILITATION FEE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
					1 YEAR	5 YEAR	10 YEAR
Foreign Large Growth	American Funds IS® International Portfolio Class 1	0.54%	0.35%	0.89%	-1.23%	9.91%	8.40%
	Fidelity® VIP International Capital Appreciation Portfolio Initial Class	0.82%	0.20%	1.02%	12.39%	16.86%	13.16%
	MFS® Variable Insurance Trust II International Intrinsic Value Portfolio Initial Class	0.89% [2]	0.10%	0.99%	10.55%	14.07%	12.43%
	Vanguard® VIF International Portfolio	0.38%	0.35%	0.73%	-1.54%	20.47%	13.57%
Foreign Small/Mid Blend	DFA VA International Small Portfolio Institutional Class	0.40%	0.35%	0.75%	14.56%	10.12%	10.04%
Global Real Estate	MFS® Variable Insurance Trust III – Global Real Estate Portfolio – Initial Class	0.92% [2]	0.10%	1.02%	30.12%	12.99%	12.19%
Health	Thrivent Partner Healthcare Portfolio (Subadvisor: BlackRock Investment Management, LLC)	0.84% [2]	N/A	0.84%	12.77%	16.88%	14.18%
High Yield Bond	Thrivent High Yield Portfolio	0.44%	N/A	0.44%	4.40%	4.97%	5.90%
Inflation- Protected Bond	PIMCO VIT Real Return Portfolio – Institutional Class	0.52%	0.35%	0.87%	5.74%	5.49%	3.21%
Intermediate Core Bond	John Hancock Core Bond Trust Portfolio – Series I	0.66% [2]	0.10%	0.76%	-1.96%	3.47%	3.04%
Intermediate Core-Plus Bond	BlackRock Total Return V.I. Portfolio Class I	0.47% [2]	0.35%	0.82%	-1.42%	3.92%	3.61%
	Vanguard® VIF Total Bond Market Index Portfolio	0.14%	0.10%	0.24%	-1.72%	3.50%	2.77%
Intermediate Government	Principal Government & High-Quality Bond Portfolio	0.51%	0.35%	0.86%	-1.32%	2.13%	2.11%
Large Blend	American Funds IS® Growth-Income Portfolio Class 1	0.29%	0.35%	0.64%	24.42%	16.68%	15.70%
	MFS® Variable Insurance Trust II Blended Research® Core Equity Portfolio - Initial Class	0.44% [2]	0.10%	0.54%	29.53%	16.54%	15.37%
	Thrivent ESG Index Portfolio	0.42% [2]	N/A	0.42%	30.78%	N/A [4]	N/A [4]
	Thrivent Large Cap Index Portfolio	0.23%	N/A	0.23%	28.41%	18.18%	16.20%
	Vanguard® VIF Capital Growth Portfolio	0.34%	0.35%	0.69%	21.54%	18.12%	17.35%
	Vanguard® VIF Total Stock Market Index Portfolio	0.13%	0.10%	0.23%	25.64%	17.79%	16.13%
Large Growth	Thrivent All Cap Portfolio	0.65%	N/A	0.65%	24.11%	16.63%	14.85%
	Thrivent Large Cap Growth Portfolio	0.43%	N/A	0.43%	22.97%	25.36%	19.76%

INVESTMENT TYPE	PORTFOLIO COMPANY AND ADVISER/SUBADVISER	CURRENT EXPENSES	CURRENT FUND FACILITATION FEE[1]	CURRENT EXPENSES PLUS FUND FACILITATION FEE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
					1 YEAR	5 YEAR	10 YEAR
Large Value	Fidelity® VIP Value Portfolio Service Initial Class	0.64%	0.20%	0.84%	30.07%	12.72%	13.70%
	MFS® Variable Insurance Trust Value Series Portfolio – Initial Class	0.70% [2]	0.10%	0.80%	25.45%	12.25%	13.42%
	Thrivent Large Cap Value Portfolio	0.63%	N/A	0.63%	32.05%	13.00%	13.44%
Long Government	PIMCO VIT Long-Term U.S. Government Portfolio Institutional Class	0.505%	0.35%	0.855%	-4.64%	6.30%	4.35%
Mid-Cap Blend	Thrivent Mid Cap Index Portfolio	0.24%	N/A	0.24%	24.47%	12.82%	13.85%
	Thrivent Mid Cap Stock Portfolio	0.65%	N/A	0.65%	28.81%	15.94%	16.68%
Mid-Cap Growth	Janus Henderson Enterprise Portfolio – Institutional Shares	0.71%	0.20%	0.91%	16.83%	19.13%	17.23%
	Thrivent Mid Cap Growth Portfolio	0.85% [2]	N/A	0.85%	11.80%	N/A [4]	N/A [4]
Mid-Cap Value	MFS® Variable Insurance Trust III – Mid Cap Value Portfolio– Initial Class	0.79% [2]	0.10%	0.89%	30.99%	12.42%	13.59%
	Thrivent Mid Cap Value Portfolio	0.90% [2]	N/A	0.90%	30.88%	N/A [4]	N/A [4]
Money Market - Taxable	Thrivent Money Market Portfolio	0.32%	N/A	0.32%	0.00%	0.82%	0.41%
Multisector Bond	Thrivent Multidimensional Income Portfolio	1.07% [2]	N/A	1.07%	5.77%	N/A [5]	N/A [5]
	Thrivent Opportunity Income Plus Portfolio	0.63%	N/A	0.63%	1.80%	3.61%	3.23%
	John Hancock Strategic Income Opportunities Trust Series I	0.75% [2]	0.10%	0.85%	0.90%	4.03%	4.79%
Real Estate	Thrivent Real Estate Securities Portfolio	0.84%	N/A	0.84%	42.11%	11.54%	11.60%
Short-Term Bond	Thrivent Limited Maturity Bond Portfolio	0.44%	N/A	0.44%	0.27%	2.52%	2.26%
	Vanguard® VIF Short-Term Investment-Grade Portfolio	0.14%	0.35%	0.49%	-0.45%	2.74%	2.48%
Small Blend	Principal SmallCap Portfolio Class 1	0.82%	0.35%	1.17%	20.12%	13.47%	14.65%
	Thrivent Small Cap Index Portfolio	0.24%	N/A	0.24%	26.50%	12.21%	14.21%
	Thrivent Small Cap Stock Portfolio	0.70%	N/A	0.70%	24.77%	16.34%	15.01%
Small Growth	Thrivent Small Cap Growth Portfolio	0.94% [2]	N/A	0.94%	11.94%	N/A [6]	N/A [6]
	Vanguard® VIF Small Company Growth Portfolio[7]	0.30%	0.35%	0.65%	14.22%	15.59%	14.89%

INVESTMENT TYPE	PORTFOLIO COMPANY AND ADVISER/SUBADVISER	CURRENT EXPENSES	CURRENT FUND FACILITATION FEE[1]	CURRENT EXPENSES PLUS FUND FACILITATION FEE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
					1 YEAR	5 YEAR	10 YEAR
Small Value	DFA VA U.S. Targeted Value Portfolio Institutional Class	0.29%	0.35%	0.64%	39.68%	10.45%	13.60%
Technology	MFS® Variable Insurance Trust II – Technology Portfolio – Initial Class	0.87% [2]	0.10%	0.97%	13.68%	26.30%	20.83%
World Bond	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) – Institutional Class	0.77%	0.35%	1.12%	-4.01%	3.27%	1.69%
	Templeton Global Bond VIP Portfolio Class 1	0.51% [1]	0.20%	0.71%	-4.62%	-0.68%	1.39%
World Large- Stock Blend	Thrivent Global Stock Portfolio	0.62%	N/A	0.62%	20.71%	13.69%	12.46%
	Thrivent Low Volatility Equity Portfolio	0.90% [2]	N/A	0.90%	18.65%	N/A [5]	N/A [5]
World Large- Stock Growth	American Funds IS® Global Growth Portfolio Class 1	0.42% [2]	0.35%	0.77%	16.72%	20.00%	15.95%
1The maximum Fund Facilitation Fee is 0.40%
2Current expenses reflect temporary fee reductions.
3 The Fund is not showing Average Annual Total Returns information because the Fund commenced operation of 4/30/2012 and does not have annual returns for the period shown.
4 The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 04/29/2020 and does not have annual returns for the period shown.
5 The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 4/28/2017 and does not have annual returns for the period shown.
6 The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 4/27/2018 and does not have annual returns for the period shown.
7 Contracts with premium allocated to this portfolio as of April 29, 2020 may continue to add premium, as long as you do not transfer all of the Accumulated Value out of this portfolio. New contracts issued on or after April 30, 2020 may not invest in this portfolio.

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This Updating Summary Prospectus incorporates by reference the Thrivent AdvisorFlex Variable Annuity Prospectus and Statement of Additional Information (SAI), both dated April 30, 2022, as amended and supplemented.
The Statement of Additional Information (SAI) dated April 30, 2022 contains more information about the Contract and the Variable Account. The SAI has been filed with the SEC and is incorporated by reference into the prospectuses. The SAI is available, without charge, upon request. You can view a copy of the SAI online at dfinview.com/Thrivent/AdvisorFlex. For a free paper copy of the SAI, to request other information about the Contracts, and to make investor inquiries, you may call our Service Center at 1-800-847-4836, or you may send an email to mail@thrivent.com.
Reports and other information about Thrivent are available on the Securities Exchange Commission Website at http://www.sec.gov. Copies of the information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Thrivent is the marketing name for Thrivent Financial for Lutherans. Insurance products issued by Thrivent. Securities and investment advisory services offered through Thrivent Investment Management Inc., a registered investment adviser, member FINRA and SIPC, and a subsidiary of Thrivent. Licensed agent/producer of Thrivent. Registered representative of Thrivent Investment Management, Inc. Thrivent.com/disclosures.
Insurance products, securities and investment advisory services are provided by appropriately appointed and licensed financial advisors and professionals. Only individuals who are financial advisors are credentialed to provide investment advisory services. Visit Thrivent.com or FINRA’s Broker Check for more information about our financial advisors.
Contract Form #ICC16-WR-FPVA and state variations
EDGAR Contract No. C000211448	32094SPRU R4-22